NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 6 - NOTES PAYABLE

During the second quarter of 2022, the Company issued a promissory note in exchange for $200,000 in cash. This note carries a 12% interest rate, interest payable monthly, and a six month maturity. At maturity, the maturity was extended for an additional six months and the interest rate was increased to 18%, interest payable monthly. On December 16, 2023, the maturity date was extended to January 31, 2024, upon the payment of $18,000 of accrued interest. In January 2024, the note was extended to May 31, 2024, upon the payment of a $6,000 late fee by February 1, 2024, and $6,250 for accrued interest and a $250 late fee by February 29, 2024. In May 2024, the note was extended to July 31, 2024, upon the payment of $12,000 of accrued interest. In August 2024, the Company and the lender agreed to fifth extension of the note and the maturity was reset to September 30, 2024. In November 2024, was extended to November 30, 2025.

Upon default, as defined in the note, all amounts become due. The balance was $221,164 including principal of $200,000 and accrued interest of $21,164, at March 31, 2025. The balance was $221,288 including principal of $200,000 and accrued interest of $21,288, at December 31, 2024.

NOTE 6 - NOTES PAYABLE

On May 27, 2022, the Company issued a promissory note in exchange for $200,000 in cash. This note carries a 12% interest rate, interest payable monthly, and a six month maturity. At maturity, the maturity was extended for an additional six months. On May 27, 2023 the maturity date was extended to December 16, 2023 and the interest rate was increased to 18%, interest payable monthly. On December 16, 2023, the maturity date was extended to January 31, 2024, upon the payment of $18,000 of accrued interest. In January 2024, the note was extended to May 31, 2024, upon the payment of a $6,000 late fee by February 1, 2024, and $6,250 for accrued interest and a $250 late fee by February 29, 2024. In May 2024, the note was extended to July 31, 2024, upon the payment of $12,000 of accrued interest. In August 2024, the Company and the lender agreed to fifth extension of the note and the maturity was reset to September 30, 2024. In November 2024, was extended to November 30, 2025. Upon default, as defined in the note, all amounts become due. The balance was $221,288 including principal of $200,000 and accrued interest of $21,288 at December 31, 2024.